The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplement dated July 27, 2017 to the prospectus for Lord Abbett Corporate Bond Fund and Lord Abbett Short Duration Core Bond Fund, each a series of Lord Abbett Investment Trust that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. 0000930413-17-002638).